Operating Segments (Tables)	12 Months Ended
Dec. 31, 2012
Operating Segment (Tables) [Abstract]
Financial Information of Operating Segment

			Wealth,
			Brokerage
	Community	Wholesale	and		Consolidated
(income/expense in millions, average balances in billions)	Banking	Banking	Retirement	Other (1)	Company
2012
Net interest income (2)	$29,045	12,648	2,768	(1,231)	43,230
Provision for credit losses	6,835	286	125	(29)	7,217
Noninterest income	24,360	11,444	9,392	(2,340)	42,856
Noninterest expense	30,840	12,082	9,893	(2,417)	50,398
Income (loss) before income tax expense (benefit)	15,730	11,724	2,142	(1,125)	28,471
Income tax expense (benefit)	4,774	3,943	814	(428)	9,103
Net income (loss) before noncontrolling interests	10,956	7,781	1,328	(697)	19,368
Less: Net income from noncontrolling interests	464	7	-	-	471
Net income (loss) (3)	$10,492	7,774	1,328	(697)	18,897

2011
Net interest income (2)	$29,657	11,616	2,844	(1,354)	42,763
Provision (reversal of provision) for credit losses	7,976	(110)	170	(137)	7,899
Noninterest income	21,124	9,952	9,333	(2,224)	38,185
Noninterest expense	29,252	11,177	9,934	(970)	49,393
Income (loss) before income tax expense (benefit)	13,553	10,501	2,073	(2,471)	23,656
Income tax expense (benefit)	4,104	3,495	785	(939)	7,445
Net income (loss) before noncontrolling interests	9,449	7,006	1,288	(1,532)	16,211
Less: Net income from noncontrolling interests	316	19	7	-	342
Net income (loss) (3)	$9,133	6,987	1,281	(1,532)	15,869

2010
Net interest income (2)	$31,885	11,474	2,707	(1,309)	44,757
Provision for credit losses	13,807	1,920	334	(308)	15,753
Noninterest income	22,604	10,951	9,023	(2,125)	40,453
Noninterest expense	30,071	11,269	9,768	(652)	50,456
Income (loss) before income tax expense (benefit)	10,611	9,236	1,628	(2,474)	19,001
Income tax expense (benefit)	3,347	3,315	616	(940)	6,338
Net income (loss) before noncontrolling interests	7,264	5,921	1,012	(1,534)	12,663
Less: Net income from noncontrolling interests	274	20	7	-	301
Net income (loss) (3)	$6,990	5,901	1,005	(1,534)	12,362

2012
Average loans	$487.1	273.8	42.7	(28.4)	775.2
Average assets	761.1	481.7	164.6	(65.8)	1,341.6
Average core deposits	591.2	227.0	137.5	(61.8)	893.9

2011
Average loans	$496.3	249.1	43.0	(31.3)	757.1
Average assets	752.3	428.1	155.2	(65.3)	1,270.3
Average core deposits	556.3	202.1	130.0	(61.7)	826.7

  Includes Wachovia integration expenses, through completion in the first quarter of 2012, and the elimination of items that are included in both Community Banking and Wealth, Brokerage and Retirement, largely representing services and products for wealth management customers provided in Community Banking stores.
  Net interest income is the difference between interest earned on assets and the cost of liabilities to fund those assets. Interest earned includes actual interest earned on segment assets and, if the segment has excess liabilities, interest credits for providing funding to other segments. The cost of liabilities includes interest expense on segment liabilities and, if the segment does not have enough liabilities to fund its assets, a funding charge based on the cost of excess liabilities from another segment.
  Represents segment net income (loss) for Community Banking; Wholesale Banking; and Wealth, Brokerage and Retirement segments and Wells Fargo net income for the consolidated company.